Note 20 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
20—INCOME
TAXES

20
-
1
Income / (Loss) before income taxes

Income / (loss) before income taxes is comprised of the following:

	2016	2015	2014
France	4,936	(543)	2,029
EDAP Inc, U.S.A.	(850)	(380)	(1,811)
Other countries	358	16	(614)
Total	4,444	(907)	(396)

20
-
2
Income tax (expense)/ benefit

Income tax (expense)/benefit consists of the following:

	2016	2015	2014
Current income tax expense:
France	(323)	(712)	(124)
Other countries	(249)	(55)	(10)
Sub-total current income tax expense	(572)	(767)	(133)
Deferred income tax (expense) benefit:
France	(2)	(4)	(4)
Other countries	(30)	11	22
Sub-total deferred income tax (expense) benefit	(32)	7	18
Total	(602)	(759)	(116)

20
-
3
Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows:

	December 31,
	2016	2015
Net operating loss carry forwards	18,392	18,295
Elimination of intercompany profit in inventory	394	172
Elimination of intercompany profit in fixed assets	250	199
Provisions for retirement indemnities	275	262
Other items	153	335
Total deferred tax assets	19,465	19,263
Capital leases treated as operating leases for tax	(3)	-
Other items		(4)
Total deferred tax liabilities	(3)	(4)
Net deferred tax assets	19,462	19,259
Valuation allowance for deferred tax assets	(19,450)	(19,212)
Deferred tax assets (liabilities), net of allowance	12	47

Net operating loss carryforwards of
€19,419
thousand,
€2,642
thousand,
€910
thousand and
€30,693
thousand as of
December
31,
2016
are available at EDAP Technomed Inc., Edap Technomed Co Ltd Japan, EDAP Technomed Italia S.R.L. and EDAP TMS S.A., respectively. These net operating losses generate deferred tax assets of
€18,392
thousand. Realization of these assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of
December
31,
2016,
€10,515
thousand out of these
€18,392
thousand net operating loss carry-forwards have no expiration date. The remaining tax loss carry-forwards expire in years
2016
through
2036.
In accordance with ASC
740,
a valuation allowance is recorded as realization of those amounts is not considered probable.

20
-
4
Effective tax rate

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax rate is as follows:

	2016	2015	2014
French statutory rate	33.3%	33.3%	33.3%
Income of foreign subsidiaries taxed at different tax rates	(2.4%)	3.9%	23.5%
Effect of net operating loss carry-forwards and valuation allowances	(2.6%)	52.4%	(81.3%)
Non-taxable debt fair value variation	(27.2%)	(83.9%)	113.2%
Non-deductible entertainment expenses	(4.9%)	40.7%	42.3%
Effect of cancellation of intra-group positions	-	(78.3%)	(44.2%)
French business tax included in income tax (CVAE)	3.4%	(16.0%)	(31.2%)
Other	13.9%	(35.8%)	(84.8%)
Effective tax rate	13.5%	(83.7%)	(29.2%)

20
-
5
Uncertainty in Income Taxes

According to ASC
740,
the Company reviewed the tax positions of each subsidiary. On
December
31,
2016
the Company believes that there is no significant uncertainty in the Company’s tax positions.

In
July
2010,
the Company was requested by the French Tax Authorities to pay the amount of
€772
thousand to comply with the European Court of Justice ruling on fair competition and illegal state aids (C-
214/07
"Commission of the European Communities vs. French Republic"). The amount was related to a state aid received by EDAP-TMS France in
1994
for the acquisition of the activities of Technomed International and included
€374,156
of late interest. The Company reversed consequently the
€50
thousand reserve that had been taken as of
December
31,
2009.

In
March
2011,
the Company engaged in a contentious procedure against the French Tax Authorities to contest this position and ask for the recuperation of the paid amounts. On
December
6,
2013,
the Company received notice from the French Administrative Courts that this contentious procedure was rejected. The Company made appeal to this decision before the French higher court (“Conseil d’Etat”). On
March
10,
2017,
the Conseil d’Etat rejected the procedure to appeal. .

The tax years that remain subject to examination by major tax jurisdictions are
2014,
2015
and
2016.

Interest and penalties on income taxes are classified as a component of the provision for income taxes. There were no
interest or penalties in
2014,
2015
and
2016.